Cash and cash equivalents	12 Months Ended
Mar. 31, 2012
Cash and cash equivalents
4.	Cash and cash equivalents

Cash and cash equivalents consist of the following:

	As of March 31,
	2011		2012
	(In millions)
Cash	Rs.	1	Rs.	1	US$	—
Current account balances and deposits with banks in Indian rupees		4,253		611		12
Current account balances and deposits with banks in foreign currencies		2,577		2,146		42

Total	Rs.	6,831	Rs.	2,758	US$	54